Intangible Asset - Net (Tables)	12 Months Ended
Dec. 31, 2024
Finite-Lived Intangible Assets, Net [Abstract]
Schedule of Intangible Asset - Net

	December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Computer software	$10,928	$10,117	$10,411	$1,780
Less: accumulated amortization	2,774	1,597	712	300
Net Computer software	$8,154	$8,520	$9,699	$1,480
IPR&D	114,425	—	—	—
Net Carrying value	$122,579	$8,520	$9,699	$1,480

Schedule of Future Amortization Expense for Intangible Assets

Future amortization expense for intangible assets as of December 31, 2024 were as follows:

December 31,
2024
2025	$1,125
2026	1,072
2027	1,067
2028	1,067
2029	1,067
Thereafter	2,756
Total future amortization expense	$8,154